Provisions for Other Liabilities and Charges - Summary of Provisions for Other Liabilities and Charges (Detail) £ in Millions	12 Months Ended
Dec. 31, 2024 GBP (£)
Disclosure of other provisions [line items]
Beginning balance	£ 40
Provisions made during the year	24
Provisions reversed during the year	(11)
Provisions used during the year	(17)
Ending balance	36
Property [member]
Disclosure of other provisions [line items]
Beginning balance	24
Provisions made during the year	1
Provisions reversed during the year	(9)
Provisions used during the year	(1)
Ending balance	15
Legal and other [member]
Disclosure of other provisions [line items]
Beginning balance	16
Provisions made during the year	23
Provisions reversed during the year	(2)
Provisions used during the year	(16)
Ending balance	£ 21